Average Annual Total Returns (Global X ASEAN 40 ETF (Prospectus Summary), Global X FTSE ASEAN 40 ETF Series, Global X FTSE ASEAN 40 ETF)	0 Months Ended
Jul. 22, 2014
Global X ASEAN 40 ETF (Prospectus Summary) | Global X FTSE ASEAN 40 ETF Series | Global X FTSE ASEAN 40 ETF
Average Annual Return:
Label	Global X Southeast Asia ETF